Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Income:
Plan’s interest in the Medtronic, Inc. Master Trust Fund income	$ 83,773
Interest income on notes receivable from participants	1,062
Total income	84,835
Contributions:
Participant	18,069
Employer, net	15,934
Rollover	316
Total contributions	34,319
Total additions	119,155
Deductions:
Benefits paid	(26,289)
Total deductions	(26,289)
Net increase prior to transfers to other plans	92,866
Transfers to other plans (Note 1)	(74,818)
Net increase	18,048
Net assets available for benefits:
Beginning of year	386,244
End of year	$ 404,292